07076361

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-33669

CERTNAS

Gary Sundick
Vice President
Listing Qualifications

<u>*By Facsimile and First Class Mail*</u>

RECD S.E.C.
AUG 3 0 2007
1086

August 30, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 22, 2007, The Nasdaq Stock Market (the "Exchange") received from Fushi International, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $.006 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
AUG 3 0 2007
THOMSON
FINANCIAL

END